Trade Notes and Accounts Receivable, Net - Carrying Amount (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	$ 19,748,850	$ 24,727,073
U.S. dollar
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	2,829,234	2,103,300
Other currencies
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	107,510	210,621
Currencies other than Peso
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	$ 2,936,744	$ 2,313,921